Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases	The following table contains a summary of the operating lease costs recognized under ASC 842 and supplemental cash flow information for leases:

	Year Ended December 31,
	2023	2022
Fixed lease expense	$429	$278

Total lease cost	$429	$278

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$324	$257
Right-of-use assets obtained in exchange for new operating lease liabilities	$324	$1,936

Summary Balance Sheet Classification of Operating Leases and Weighted Average Remaining Lease Term and Discount Rate
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of ROU assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases:

	December 31,
(in thousands)	2023	2022
Lease assets
Operating lease right-of-use assets	$1,877	$2,052

Total lease assets	$1,877	$2,052

Lease liabilities
Current:
Operating lease liabilities	$311	$165
Non-current:
Operating lease liabilities	1,680	1,927

Total lease liabilities	$1,991	$2,092

Weighted-average remaining lease term—operating leases (years)	4.92	5.92
Weighted-average discount rate—operating leases	8.31%	8.48%

Summary of Payments by Date for Operating Lease
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to the Company’s total lease obligation:

As of December 31,	(in thousands)
2024	462
2025	478
2026	494
2027	511
2028	484
Thereafter	—

Total lease payments	2,429
Less: Interest	(438)

Present value of lease liabilities	$1,991